CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of long-lived assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 82,051	$ 87,795
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	59,554	62,897
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	3,657	5,878
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	8,737	7,820
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	8,593	9,500
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 1,510	$ 1,700